Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2023	457	5
Issuances of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2023	459	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2024	461	5
Issuance of Shares	1	—
Cancellation of Shares	(13)	—
As at 31 December 2025	449	5

Disclosure of other reserves within equity	The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Cash flow hedge reserve	(21)	32	31
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(1,678)	(1,059)	(974)
Reserve related to the acquisition of non- controlling interests	(79)	(79)	(79)
Other reserves(A)	(4)	(3)	2
Total other reserves	(1,585)	(912)	(823)
(A)Other reserves relate to cost of hedging which represents forward point on spot designations, time value of options and currency basis.

Disclosure of dividends

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
First half dividend(A)	363	340	308
Second half dividend(B)	560	567	533
Total dividend on ordinary shares paid	923	907	841
(A)Dividend of €0.79 per Share was paid in first half of 2025. Dividend of €0.74 per Share was paid in first half of 2024. Dividend of €0.67 per Share was paid in first half of 2023.
(B)Dividend of €1.25 per Share was paid in second half of 2025. Dividend of €1.23 per Share was paid in second half of 2024. Dividend of €1.17 per Share was paid in second half of 2023.

Disclosure of joint operations

CABPI	Year ended 31 December
	2025	2024
	€ million	€ million
NCI percentage	40%	40%
Non-current assets	1,859	2,007
Current assets	430	464
Non-current liabilities	(526)	(621)
Current liabilities	(592)	(614)
Net assets	1,171	1,236
Net assets attributable to non-controlling interest	468	494
Revenue	1,890	1,652
Profit after taxes	93	64
Other comprehensive income	(162)	1
Comprehensive income for the period	(69)	65
Comprehensive (loss)/ income attributable to non- controlling interest	(28)	26
Net cash flows from operating activities	210	204
Net cash flows used in investing activities	(184)	(1,694)
Net cash flows from financing activities (dividends to NCI: nil)	(40)	1,521
Net increase in cash and cash equivalents	(14)	31